Provisions for legal claims - Schedule of provisions for litigation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balances at beginning of year	$ 130,160
Balances at end of year	144,388	$ 130,160
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Balances at beginning of year	7,809	11,720
Provisions constituted	21,208	2,034
Provisions reverse	(6,537)	(5,007)
Provisions used	(2,236)	(938)
Balances at end of year	$ 20,244	$ 7,809